                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form 13F-HR


                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:       June 30, 2006
                                               ------------------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Cambridge Investments, Ltd.
         ---------------------------
Address: 802 West Broadway
         -----------------------
         Jackson, Wyoming  83001
         -----------------------


Form 13F File Number: 28-06432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229


Signature, Place, and Date of Signing:

           /s/ John R. Tozzi          Jackson, Wyoming       August 14, 2006
           -----------------          ----------------       ---------------
             [Signature]                [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                -------------

Form 13F Information Table Entry Total:              14
                                                -------------

Form 13F Information Table Value Total:              $471,810
                                                -------------
                                                  (thousands)




List of Other Included Managers:

{None}
















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              FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD 6/30/06


              COLUMN 1        COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5              COLUMN 6       COLUMN 7

NAME OF ISSUER                TITLE OF                VALUE        SHRS OR PRN            PUT/   INVESTMENT    OTHER
                              CLASS       CUSIP       (X1000)      AMOUNT       SH/ PRN   CALL   DISCRETION    MANAGERS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC              COM         057224107       32,475       396,767                   SOLE
--------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                    COM         055482103       35,352       948,788                   SOLE
--------------------------------------------------------------------------------------------------------------------------
COOPER CAMERON CORP           COM         216640102       29,207       611,399                   SOLE
--------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC                COM         26874Q100       53,512     1,162,803                   SOLE
--------------------------------------------------------------------------------------------------------------------------
GLOBAL SANTE FE CORP          SHS         G3930E101       36,142       625,832                   SOLE
--------------------------------------------------------------------------------------------------------------------------
HALLIBURTON                   COM         406216101       52,208       703,519                   SOLE
--------------------------------------------------------------------------------------------------------------------------
KFX INC                       COM         48245L107       29,447     1,907,170                   SOLE
--------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC               COM         629568106       20,937       619,634                   SOLE
--------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION             SHS         G65422100       24,194       325,106                   SOLE
--------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO INC    COM         637071101       36,542       577,095                   SOLE
--------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                ORD         G90078109       37,812       470,761                   SOLE
--------------------------------------------------------------------------------------------------------------------------
SMITH INTL INC                COM         832110100       16,948       381,111                   SOLE
--------------------------------------------------------------------------------------------------------------------------
SLUMBERGER                    COM         806857108       46,187       709,362                   SOLE
--------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC             COM         867229106       20,847       257,335                   SOLE
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                         471,810
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                    COLUMN 8
                                 VOTING AUTHORITY

                            SOLE            SHARED    NONE
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
BAKER HUGHES INC                   396,767
--------------------------------------------------------------
BJ SVCS CO                         948,788
--------------------------------------------------------------
COOPER CAMERON CORP                611,399
--------------------------------------------------------------
ENSCO INTL INC                   1,162,803
--------------------------------------------------------------
GLOBAL SANTE FE CORP               625,832
--------------------------------------------------------------
HALLIBURTON                        703,519
--------------------------------------------------------------
KFX INC                          1,907,170
--------------------------------------------------------------
NABORS INDS INC                    619,634
--------------------------------------------------------------
NOBLE CORPORATION                  325,106
--------------------------------------------------------------
NATIONAL OILWELL VARCO INC         577,095
--------------------------------------------------------------
TRANSOCEAN INC                     470,761
--------------------------------------------------------------
SMITH INTL INC                     381,111
--------------------------------------------------------------
SLUMBERGER                         709,362
--------------------------------------------------------------
SUNCOR ENERGY INC                  257,335
--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
--------------------------------------------------------------